Note 2 - Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Available for Sale Securities Pledged as Collateral, Book Value	$ 42,807,840	$ 57,378,710
Available-for-sale Securities, Gross Realized Gains	418,990	168,306	1,505,915
Available-for-sale Securities, Gross Realized Losses	199,145	0	0
Available for Sale Securities Gross Realized Gain (Loss) Tax Effect	81,343	62,273	557,188
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 85,712,067	$ 30,121,495
Percentage of Securities in Continuous Unrealized Loss Position to Total Investment Portfolio	88.00%	29.00%